UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments

UBS CASH RESERVES FUND

SCHEDULE OF INVESTMENTS - July 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—11.94%
19,250	Federal Home Loan Bank	08/05/05 to 10/05/05	3.115 to 3.413*	19,246,783
2,000	Federal Home Loan Bank	10/21/05	2.250	1,999,170
4,000	Federal Home Loan Mortgage Corp.	08/07/05	3.183*	4,000,067
4,000	Federal Home Loan Mortgage Corp.	10/28/05	2.150	3,991,035
5,000	Federal National Mortgage Association	09/30/05	2.300	5,000,000

Total U.S. Government Agency Obligations (cost—$34,237,055)				34,237,055

Certificates of Deposit—12.38%
Non-U.S.—8.20%
4,000	BNP Paribas	08/08/05	2.935	4,000,000
3,500	Fortis Bank NV	07/07/06	3.930	3,500,000
1,000	Rabobank Nederland NV	09/20/05	2.200	999,904
4,000	Royal Bank of Scotland PLC	10/03/05	2.375	3,999,829
4,000	Svenska Handelsbanken	09/20/05	3.440	4,000,000
7,000	UniCredito Italiano SpA	09/19/05 to 09/26/05	3.367 to 3.395*	6,999,461

				23,499,194

U.S.—4.18%
8,000	First Tennessee Bank N.A. (Memphis)	08/02/05 to 08/19/05	3.130 to 3.290	8,000,000
4,000	Harris Trust & Savings Bank	08/01/05	3.300*	4,000,000

				12,000,000

Total Certificates of Deposit (cost—$35,499,194)				35,499,194

Commercial Paper@—56.97%
Asset Backed-Banking—2.61%
7,500	Atlantis One Funding	08/11/05 to 10/17/05	2.895 to 3.250	7,478,601

Asset Backed-Miscellaneous—14.12%
8,000	Barton Capital Corp.	08/05/05	3.270	7,997,093
8,000	Falcon Asset Securitization Corp.	08/10/05	3.290	7,993,420
8,000	Old Line Funding Corp.	08/15/05 to 08/16/05	3.250 to 3.320	7,989,530
4,324	Preferred Receivables Funding Corp.	08/04/05	3.270	4,322,822
7,188	Ranger Funding Co. LLC	08/08/05 to 08/09/05	3.270 to 3.300	7,182,942
5,000	Sheffield Receivables Corp.	08/02/05	3.270	4,999,546

				40,485,353

Asset Backed-Securities—14.83%
3,500	Beta Finance, Inc.	09/12/05	3.350	3,486,321
2,500	Cancara Asset Securitisation LLC	08/04/05	3.280	2,499,317
3,500	CC (USA), Inc.	08/26/05	3.220	3,492,174
4,000	Dorada Finance, Inc.	08/26/05	3.220	3,991,055
8,500	Galaxy Funding, Inc.	09/14/05 to 10/04/05	3.340 to 3.460	8,454,957
5,000	Grampian Funding LLC	09/27/05 to 12/09/05	3.400 to 3.490	4,955,035
8,700	K2 (USA) LLC	08/30/05	3.065	8,678,519
3,000	Scaldis Capital LLC	08/25/05	3.350	2,993,300
4,000	Solitaire Funding LLC	09/21/05	3.370	3,980,903

				42,531,581

Banking-Non-U.S.—6.40%
10,000	Depfa Bank PLC	08/09/05	3.140	9,993,022
3,400	DNB NOR ASA	09/26/05	3.400	3,382,018
5,000	Nationwide Building Society	09/12/05	3.390	4,980,225

				18,355,265

Banking-U.S.—10.65%
3,750	Danske Corp.	08/08/05	3.270	3,747,616
8,000	HSBC USA, Inc.	08/15/05	3.175	7,990,122
5,900	Nordea North America, Inc.	08/03/05 to 09/16/05	3.270 to 3.400	5,882,693
5,000	Societe Generale North America, Inc.	08/05/05	3.165	4,998,242
8,000	Westpac Capital Corp.	10/20/05 to 11/07/05	3.250 to 3.370	7,930,512

				30,549,185

Brokerage—5.40%
8,000	Bear Stearns Cos., Inc.	08/09/05	3.160	7,994,382

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

7,500	Morgan Stanley	08/08/05 to 08/15/05	2.940 to 3.310	7,493,424

				15,487,806

Finance-NonCaptive Diversified—2.96%
8,500	CIT Group, Inc.	08/17/05 to 09/08/05	3.160 to 3.390	8,472,845

Total Commercial Paper (cost—$163,360,636)				163,360,636

Short-Term Corporate Obligations—13.00%
Asset Backed-Securities—2.70%
5,000	Links Finance LLC**	10/17/05	3.588*	5,000,866
2,750	Links Finance LLC**	11/14/05	2.680	2,750,000

				7,750,866

Automobile OEM—1.05%
3,000	American Honda Finance Corp.**	08/22/05	3.344*	3,000,831

Banking-Non-U.S.—3.31%
6,500	Abbey National Treasury Services PLC**	10/17/05	3.648*	6,502,007
3,000	HBOS Treasury Services PLC**	08/01/05	3.360*	3,000,000

				9,502,007

Banking-U.S.—1.75%
5,000	Wells Fargo & Co.**	08/15/05	3.378*	5,000,403

Finance-Captive Automotive—1.05%
3,000	Toyota Motor Credit Corp.	08/01/05	3.300*	3,000,000

Finance-NonCaptive Diversified—3.14%
9,000	General Electric Capital Corp.	08/08/05 to 08/09/05	3.420 to 3.450*	9,006,016

Total Short-Term Corporate Obligations (cost—$37,260,123)				37,260,123

Repurchase Agreements—3.77%
10,800	Repurchase Agreement dated 07/29/05 with Goldman Sachs, Inc., collateralized by $11,122,105 U.S. Treasury Strips, zero coupon due 11/15/05; (value—$11,016,000); proceeds: $10,802,961	08/01/05	3.290	10,800,000
21	Repurchase Agreement dated 07/29/05 with State Street Bank & Trust Co., collateralized by $4,258 U.S. Treasury Bills, zero coupon due 01/26/06 and $16,955 U.S. Treasury Notes, 5.875% due 11/15/05; (value—$21,456); proceeds: $21,005	08/01/05	2.960	21,000

Total Repurchase Agreements (cost—$10,821,000)				10,821,000

Number of Shares (000)

Money Market Funds†—1.83%
2,411	AIM Liquid Assets Portfolio		3.241	2,410,631
2,841	BlackRock Provident Institutional TempFund		3.146	2,840,773

Total Money Market Funds (cost—$5,251,404)				5,251,404

Total Investments (cost—$286,429,412 which approximates cost for federal income tax purposes)(1)—99.89%				286,429,412
Other assets in excess of liabilities—0.11%				301,567
Net Assets (applicable to 286,769,047 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				286,730,979

*	Variable rate securities— maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.81% of net assets as of July 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at July 31, 2005.
OEM	Original Equipment Manufacturer
(1)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	82.1
United Kingdom	6.5
Ireland	3.5
Italy	2.4
France	1.4
Switzerland	1.4
Belgium	1.2
Norway	1.2
Netherlands	0.3
Total	100.0

Weighted average maturity — 36 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2005.

UBS LIQUID ASSETS FUND

SCHEDULE OF INVESTMENTS - July 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—10.09%
6,000	Federal Farm Credit Bank	08/02/05	3.540 *	6,000,659
15,000	Federal Home Loan Bank	08/05/05 to 10/05/05	3.235 to 3.414*	14,998,055
4,000	Federal Home Loan Bank	10/21/05	2.250	3,998,339
4,000	Federal Home Loan Mortgage Corp.	08/07/05	3.184 *	4,000,067
5,000	Federal Home Loan Mortgage Corp.	08/15/05	1.500	4,998,402
6,250	Federal National Mortgage Association	09/30/05	2.300	6,250,000

Total U.S. Government Agency Obligations (cost—$40,245,522)				40,245,522

Certificates of Deposit—16.04%
Non-U.S.—8.02%
9,000	Deutsche Bank AG	08/16/05	3.260	8,999,846
5,000	Fortis Bank NV-SA	07/07/06	3.930	5,000,000
5,000	HBOS Treasury Services PLC	08/08/05	2.920	5,000,000
8,000	Natexis Banque Populaires	09/27/05	3.410	8,000,000
5,000	UniCredito Italiano SpA	09/26/05	3.395 *	4,999,847

				31,999,693

U.S.—8.02%
9,000	American Express Centurion Bank	08/29/05	3.410	9,000,000
9,000	First Tennessee Bank N.A. (Memphis)	08/29/05	3.380	9,000,000
5,000	Harris Trust & Savings Bank	08/01/05	3.300 *	5,000,000
9,000	National City Bank	10/20/05	3.550	9,000,000

				32,000,000

Total Certificates of Deposit (cost—$63,999,693)				63,999,693

Commercial Paper@—64.71%
Asset Backed-Banking—2.25%
9,000	Atlantis One Funding	08/04/05 to 08/24/05	3.120 to 3.370	8,988,195

Asset Backed-Miscellaneous—19.16%
9,000	Amsterdam Funding Corp.	08/15/05 to 08/22/05	3.340 to 3.370	8,984,975
2,500	Barton Capital Corp.	09/01/05	3.350	2,492,788
9,081	Falcon Asset Securitization Corp.	09/13/05	3.410	9,044,013
2,500	Kitty Hawk Funding Corp.	08/23/05	3.380	2,494,836
9,000	Old Line Funding Corp.	08/23/05	3.350	8,981,575
8,453	Ranger Funding Co. LLC	08/08/05 to 08/19/05	3.130 to 3.350	8,443,590
9,000	Sheffield Receivables Corp.	08/17/05	3.340	8,986,640
9,000	Thunderbay Funding	08/15/05	3.340	8,988,310
9,000	Windmill Funding Corp.	08/04/05	3.280	8,997,540
9,000	Yorktown Capital LLC	08/10/05	3.270	8,992,643

				76,406,910

Asset Backed-Securities—14.88%
9,000	Beta Finance, Inc.	08/19/05	3.340	8,984,970
4,000	Cancara Asset Securitisation LLC	08/10/05	3.300	3,996,700
8,000	CC (USA), Inc.	08/19/05 to 08/24/05	3.190 to 3.350	7,985,511
7,000	Dorada Finance, Inc.	08/26/05	3.220	6,984,347
8,500	Grampian Funding LLC	08/18/05 to 10/18/05	3.400 to 3.530	8,465,203
4,500	K2 (USA) LLC	08/15/05	3.250	4,494,312
3,000	Links Finance LLC	10/07/05	3.450	2,980,738
7,000	Scaldis Capital LLC	08/19/05	3.350	6,988,275
8,500	Solitaire Funding LLC	08/01/05 to 09/15/05	3.300 to 3.320	8,489,625

				59,369,681

Automotive OEM—1.00%
4,000	American Honda Finance Corp.	08/08/05	3.120	3,997,573

Banking-Non-U.S.—13.88%
10,000	Alliance & Leicester PLC	08/17/05	3.180	9,985,867
4,000	Banque et Caisse d’Epargne de L’Etat	08/01/05	3.120	4,000,000
4,500	Calyon North America, Inc.	09/06/05	3.270	4,485,285
9,000	Credit Suisse First Boston NY	08/22/05	3.290	8,982,727
9,000	DNB NOR Bank ASA	08/23/05	3.305	8,981,823
9,000	KBC Financial Products International Ltd.	10/05/05	3.460	8,943,775
10,000	Northern Rock PLC	08/22/05	3.380	9,980,283

				55,359,760

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—4.75%
1,000	CBA (Delaware) Finance, Inc.	08/15/05	3.330	998,705
6,000	Danske Corp.	08/22/05	3.310	5,988,415
3,000	Societe Generale North America, Inc.	09/01/05	3.430	2,991,139
9,000	Westpac Capital Corp.	08/22/05 to 10/20/05	3.160 to 3.250	8,967,273

				18,945,532

Brokerage—3.25%
9,000	Bear Stearns Cos., Inc.	08/09/05 to 09/19/05	3.290 to 3.430	8,977,670
4,000	Citigroup Global Markets Holdings, Inc.	08/29/05	3.230	3,989,951

				12,967,621

Finance-NonCaptive Diversified—5.54%
8,951	CIT Group, Inc.	08/18/05 to 10/19/05	3.370 to 3.560	8,905,651
5,000	General Electric Capital Corp.	09/22/05	3.320	4,976,022
8,240	International Lease Finance Corp.	09/06/05 to 09/07/05	3.370 to 3.420	8,211,776

				22,093,449

Total Commercial Paper (cost—$258,128,721)				258,128,721

Short-Term Corporate Obligations—7.02%
Asset Backed-Securities—3.39%
3,000	Dorada Finance, Inc.**	03/10/06	3.500	2,999,909
4,500	K2 (USA) LLC**	08/15/05	3.378 *	4,500,557
3,000	Links Finance LLC**	11/14/05	2.680	3,000,000
3,000	Links Finance LLC**	10/17/05	3.589 *	3,000,520

				13,500,986

Banking-Non-U.S.—0.75%
3,000	HBOS Treasury Services PLC**	08/01/05	3.360*	3,000,000

Brokerage—1.00%
4,000	Morgan Stanley	08/01/05	3.370*	4,000,000

Finance-Captive Automotive—0.88%
3,500	Toyota Motor Credit Corp.	08/01/05	3.300*	3,500,000

Finance-NonCaptive Diversified—1.00%
4,000	General Electric Capital Corp.	08/09/05	3.450*	4,000,000

Total Short-Term Corporate Obligations (cost—$28,000,986)				28,000,986

Repurchase Agreement—0.43%
1,709	Repurchase Agreement dated 07/29/05 with State Street Bank & Trust Co., collateralized by $346,549 U. S. Treasury Bills, zero coupon due 01/26/06 and U.S. Treasury Notes, 5.875% due 11/15/05; (value—$1,746,134); proceeds: $1,709,422 (cost—$1,709,000)	08/01/05	2.960	1,709,000

Number of Shares (000)

Money Market Funds†—1.63%
4,178	AIM Liquid Assets Portfolio		3.210	4,177,537
2,330	BlackRock Provident Institutional TempFund		3.186	2,330,274

Total Money Market Funds (cost—$6,507,811)				6,507,811

Total Investments (cost—$398,591,733 which approximates cost for federal income tax purposes)(1)—99.92%				398,591,733
Other assets in excess of liabilities—0.08%				313,661
Net Assets (applicable to 398,864,935 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				398,905,394

*	Variable rate securities— maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.14% of net assets as of July 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at July 31, 2005.
OEM	Original Equipment Manufacturer
(1)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	77.3
United Kingdom	7.0
Belgium	3.5
France	3.1
Germany	2.3
Switzerland	2.3
Norway	2.2
Italy	1.3
Luxembourg	1.0
Total	100.0

Weighted average maturity — 35 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2005.

UBS SELECT TREASURY FUND

Schedule of Investments — July 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Obligations@—49.66%
60,000	U. S. Treasury Bills	08/04/05 to	2.785 to
		09/15/05	3.170	59,887,203
135,000	U. S. Treasury Bills (1)	08/11/05 to	2.780 to
		09/22/05	2.979	134,674,827

Total U.S. Government Obligations (cost—$194,562,030)				194,562,030

Repurchase Agreements—50.59%
50,000	Repurchase Agreement dated 07/29/05 with Bank of America, collateralized by $35,910,000 U.S. Treasury Bonds, 7.875% due 02/15/21; (value-$51,001,062); proceeds: $50,013,583	08/01/05	3.260	50,000,000
50,000	Repurchase Agreement dated 07/29/05 with Bear Stearns & Co., collateralized by $22,545,000 U.S. Treasury Bills, zero coupon due 09/22/05 to 10/20/05, $9,844,000 U.S. Treasury Bonds, 6.750% to 11.250% due 02/15/15 to 08/15/26, $11,973,000 U.S. Treasury Notes, 3.000% to 5.750% due 11/15/05 to 02/15/10 and $1,889,000 U.S. Treasury Inflation Index Bonds, 2.000% due 07/15/14; (value-$51,015,946); proceeds: $50,013,583	08/01/05	3.260	50,000,000
48,219	Repurchase Agreement dated 07/29/05 with Deutsche Bank Securities, Inc., collateralized by $8,082,000 U.S. Treasury Bills, zero coupon due 01/05/06 and $41,450,000 U.S. Treasury Notes, 2.500% to 5.875% due 11/15/05 to 12/15/08; (value- $49,183,848); proceeds: $48,232,140	08/01/05	3.270	48,219,000
50,000	Repurchase Agreement dated 07/29/05 with Morgan Stanley & Co., collateralized by $86,146,000 U.S. Treasury Bond Strips, 8.875% due 08/15/17; (value-$51,000,155); proceeds: $50,013,625	08/01/05	3.270	50,000,000

Total Repurchase Agreements (cost—$198,219,000)				198,219,000

Total Investments (cost—$392,781,030 which approximates cost for federal income tax purposes) (2) (3)—100.25%				392,781,030
Liabilities in excess of other assets—(0.25)%				(982,320)

Net Assets (applicable to 391,753,700 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				391,798,710

@    Interest rates shown are the discount rates at date of purchase.

(1)   Security, or portion thereof, was on loan at July 31, 2005.

(2)   Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

(3)   Includes $119,712,281 of investments in securities on loan, at market value. The custodian held U.S. government securities having an aggregate market value of $123,628,126 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
18,000	U.S. Treasury Bonds	08/15/19	8.125	25,623,522
97,125	U.S. Treasury Bond Strips	11/15/21	0.000	46,660,793
97,180	U.S. Treasury Bond Strips	11/15/27	0.000	35,798,197
15,650	U.S. Treasury Notes	05/31/06	2.500	15,545,614

				123,628,126

Weighted average maturity — 17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2005.

UBS SELECT MONEY MARKET FUND

Schedule of Investments — July 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—10.38%
245,000	Federal Home Loan Bank	09/12/05 to	3.259 to
		10/05/05	3.414*	244,967,344
75,000	Federal Home Loan Bank	10/21/05	2.250	74,968,859
75,000	Federal Home Loan Mortgage Corp.	08/07/05	3.184*	75,001,192
122,500	Federal National Mortgage Association	09/30/05	2.300	122,500,000
125,000	Federal National Mortgage Association	10/03/05	3.386*	124,981,900

Total U.S. Government Agency Obligations (cost—$642,419,295)				642,419,295

Time Deposit—0.90%
Banking-Non-U.S.
55,671	State Street Bank & Trust Co., Grand Cayman Islands (cost—$55,671,000)	08/01/05	3.313	55,671,000

Certificates of Deposit—19.69%
Non-U.S.—15.26%
60,000	Barclays Bank PLC	09/15/05	3.340	60,000,000
50,000	BNP Paribas	09/26/05	3.260	50,000,000
64,000	Canadian Imperial Bank of Commerce	10/17/05	3.530	64,000,000
50,000	Deutsche Bank AG	08/01/05	3.310*	50,000,000
50,000	Dexia Bank	10/25/05	3.595	50,000,000
120,000	Fortis Bank NV	12/20/05 to	3.570 to
		07/07/06	3.930	120,000,000
95,000	HBOS Treasury Services PLC	08/08/05 to	2.920 to
		08/22/05	3.020	95,000,000
125,000	Natexis Banque Populaires	09/15/05 to	3.190 to
		11/30/05	3.730	125,000,000
50,000	Nordea Bank Finland	09/02/05	3.270	50,000,000
74,000	Royal Bank of Scotland PLC	10/03/05	2.375	73,996,840
31,500	Societe Generale	11/18/05	3.400	31,500,000
75,000	Svenska Handelsbanken	09/12/05	3.415	75,000,000
100,000	UniCredito Italiano SpA	09/26/05	3.395*	99,996,930

				944,493,770

U.S.—4.43%
50,000	American Express Bank	08/10/05	3.190	50,000,000
150,000	First Tennessee Bank N.A. (Memphis)	08/02/05 to	3.130 to
		09/19/05	3.480	150,000,000
74,500	Wells Fargo Bank N.A.	08/01/05	3.300*	74,500,000

				274,500,000

Total Certificates of Deposit (cost—$1,218,993,770)				1,218,993,770

Commercial Paper@—34.75%
Asset Backed-Banking—0.81%
50,000	Atlantis One Funding	08/18/05	3.000	49,929,167

Asset Backed-Miscellaneous—9.97%
150,000	Amsterdam Funding Corp.	08/02/05 to	3.270 to
		08/18/05	3.340	149,852,600
87,885	Falcon Asset Securitization Corp.	08/25/05	3.400	87,685,794
75,000	Preferred Receivables Funding Corp.	08/04/05	3.270	74,979,562
75,000	Ranger Funding Co. LLC	08/10/05	3.280	74,938,500
55,310	Sheffield Receivables Corp.	08/01/05	3.270	55,310,000
100,000	Windmill Funding Corp.	08/04/05 to	3.280 to
		08/29/05	3.430	99,840,972
75,000	Yorktown Capital LLC	08/22/05	3.370	74,852,563

				617,459,991
Asset Backed-Securities-8.95%
67,970	Cancara Asset Securitization LLC	08/11/05	3.300	67,907,694
40,000	Dorada Finance, Inc.	08/26/05	3.220	39,910,556
50,000	Galaxy Funding, Inc.	08/08/05	3.150	49,969,375
185,000	Grampian Funding LLC	08/03/05 to	3.280 to
		01/10/06	3.700	183,526,056
113,395	Scaldis Capital LLC	08/08/05 to	3.140 to
		10/21/05	3.290	113,047,976
100,000	Solitaire Funding LLC	08/04/05	3.290	99,972,583

				554,334,240
Banking-Non-U.S.—0.81%
50,000	Nationwide Building Society	08/11/05	3.160	49,956,111

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—12.70%
188,000	Danske Corp.	08/08/05 to	3.140 to
		08/23/05	3.340	187,750,915
100,000	Deutsche Bank Financial LLC	08/08/05	3.270	99,936,417
100,000	Dexia Delaware LLC	08/05/05	3.265	99,963,722
50,000	ING (US) Funding LLC	09/07/05	3.380	49,826,306
50,000	Nordea North America, Inc.	09/02/05	3.240	49,856,000
50,000	Rabobank USA Financial Corp.	08/12/05	3.300	49,949,583
100,000	San Paolo IMI U.S. Financial Co.	08/09/05	3.270	99,927,333
100,000	Societe Generale North America, Inc.	09/06/05	3.230	99,677,000
50,000	Westpac Capital Corp.	10/20/05	3.250	49,638,889

				786,526,165

Brokerage—0.81%
50,000	Credit Suisse First Boston, Inc.	08/09/05	3.140	49,965,111

Finance-NonCaptive Diversified—0.70%
43,361	International Lease Finance Corp.	08/17/05	3.340	43,296,633

Total Commercial Paper (cost—$2,151,467,418)				2,151,467,418

U.S. Master Notes††—4.85%
Brokerage-4.85%
150,000	Banc of America Securities LLC	08/01/05	3.393*	150,000,000
150,000	Bear Stearns Cos., Inc.	08/01/05	3.513*	150,000,000

Total U.S. Master Notes (cost—$300,000,000)				300,000,000

Funding Agreements#—4.04%
Insurance-Life-4.04%
100,000	Metropolitan Life Insurance Co.	08/01/05	3.440*	100,000,000
75,000	New York Life Insurance Co.	08/01/05	3.430*	75,000,000
75,000	Travelers Insurance Co.	08/01/05	3.440*	75,000,000

Total Funding Agreements (cost—$250,000,000)				250,000,000

Short-Term Corporate Obligations—17.94%
Asset Backed-Securities—7.27%
75,000	CC (USA), Inc. (Centauri)**	08/01/05	3.310*	74,992,623
65,000	Dorada Finance, Inc.**	03/10/06	3.500	64,998,032
150,000	K2 (USA) LLC**	08/08/05 to	3.340 to
		08/15/05	3.388*	150,000,930
105,000	Links Finance LLC**	08/01/05 to	3.320 to
		08/26/05	3.454*	104,996,396
55,000	Links Finance LLC**	11/14/05	2.680	55,000,000

				449,987,981

Banking-Non-U.S.—3.89%
75,000	Abbey National Treasury Services PLC**	10/17/05	3.649*	75,023,157
81,000	Commonwealth Bank of Australia**	08/02/05	3.463*	81,000,000
85,000	HBOS Treasury Services PLC**	08/01/05	3.360*	85,000,000

				241,023,157

Banking-U.S.—0.40%
25,000	Wells Fargo & Co.	08/15/05	3.450*	25,000,000

Brokerage-1.61%
100,000	Morgan Stanley	08/01/05	3.410*	100,000,000

Finance-Captive Automotive-1.78%
110,000	Toyota Motor Credit Corp.	08/01/05	3.300 to
			3.360*	110,000,000

Finance-NonCaptive Consumer-0.97%
60,000	HBSC Bank USA	09/22/05	3.494*	60,045,616

Finance-NonCaptive Diversified-2.02%
125,000	General Electric Capital Corp.	08/09/05	3.450*	125,000,000

Total Short-Term Corporate Obligations (cost—$1,111,056,754)				1,111,056,754

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Repurchase Agreements—8.56%
55,000	Repurchase Agreement dated 07/29/05 with Citigroup Financial Products, collateralized by $57,637,361 various whole loan assets, zero coupon to 4.560% due 03/25/06 to 12/31/35; (value-$57,636,504); proceeds: $55,015,872	08/01/05	3.463	55,000,000
150,000	Repurchase Agreement dated 07/29/05 with Deutsche Bank Securities, Inc., collateralized by $158,211,176 various whole loan assets, zero coupon to 3.720% due 08/11/05 to 10/27/05; (value-$157,500,001); proceeds: $150,041,125	08/01/05	3.290	150,000,000
150,000	Repurchase Agreement dated 07/29/05 with Goldman Sachs Mortgage Corp., collateralized by $50,690,000 Federal Home Loan Bank obligations, 2.750% to 5.250% due 05/15/06 to 06/18/14, $67,603,000 Federal Home Loan Mortgage Corp. obligations, 2.750% to 4.750% due 10/06/06 to 01/15/14 and $34,078,000 Federal National Mortgage Association obligations, 4.625% to 6.000% due 12/15/05 to 06/09/20; (value-$153,000,197); proceeds: $150,041,125	08/01/05	3.290	150,000,000
175,000	Repurchase Agreement dated 07/29/05 with Goldman Sachs Mortgage Corp., collateralized by $179,597,702 Whole Loan Term Agency obligations, zero coupon due 01/01/10; (value-$180,250,000); proceeds: $175,050,502	08/01/05	3.463	175,000,000

Total Repurchase Agreements (cost—$530,000,000)				530,000,000

Number of Shares (000)
Money Market Fund—0.20%
12,122	BlackRock Provident Institutional TempFund (cost—$12,122,211)	3.146†	12,122,211

Total Investments (cost—$6,271,730,448 which approximates cost for federal income tax purposes)—101.31%			6,271,730,448
Liabilities in excess of other assets—(1.31)%			(81,016,199)

Net Assets (applicable to 6,190,631,920 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			$6,190,714,249

*                 Variable rate securities- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2005, and reset periodically.

**          Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.16% of net assets as of July 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@            Interest rates shown are the discount rates at date of purchase.

†                  Interest rate shown reflects yield at July 31, 2005.

††            Securities are being fair valued by a valuation committee under the direction of the Board of Trustees.

(1)          Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

#             The securities detailed in the table below, which represent 4.04% of net assets, are considered illiquid and restricted as of July 31, 2005.

			Acquistion
			Cost as a		Value as a
			Percentage		Percentage
	Acquisition	Acquisition	of		of
Restricted Securities	Date	Cost	Net Assets	Value	Net Assets
Metropolitan Life Insurance Co., 3.440%, 08/01/05	08/02/04	$100,000,000	1.62%	$100,000,000	1.62%
New York Life Insurance Co., 3.430%, 08/01/05	02/04/05	75,000,000	1.21	75,000,000	1.21
Travelers Insurance Co., 3.440%, 08/01/05	07/01/05	75,000,000	1.21	75,000,000	1.21
		$250,000,000	4.04%	$250,000,000	4.04%

‡                  The securities detailed in the table below, which represent 4.84% of net assets, are considered liquid and restricted as of July 31, 2005.

			Acquistion
			Cost as a		Value as a
			Percentage		Percentage
	Acquisition	Acquisition	of		of
Restricted Securities	Date	Cost	Net Assets	Value	Net Assets
Banc of America Securities LLC, 3.393%, 8/01/05	04/21/04	$150,000,000	2.42%	$150,000,000	2.42%
Bear Stearns Cos., Inc., 3.513%, 8/01/05	08/12/03	150,000,000	2.42	150,000,000	2.42
		$300,000,000	4.84%	$300,000,000	4.84%

Note:  The table below details the Fund’s transaction activity in affiliated issuers for the three months ended July 31, 2005. There are no investments in affiliated issuers at July 31, 2005.

Income
Earned from
		Purchases	Sales		Affiliate for
		During the	During the		the Three
		Three Months	Three Months		Months
Security	Value at	Ended	Ended	Value at	Ended
Description	04/30/05 ($)	07/31/05 ($)	07/31/05 ($)	07/31/05 ($)	07/31/05 ($)

UBS Private Money Market Fund LLC	—	10	10	—	—

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.4
United Kingdom	7.0
France	3.3
Belgium	2.7
Italy	1.6
Australia	1.3
Sweden	1.2
Canada	1.0
Grand Cayman Islands	0.9
Finland	0.8
Germany	0.8
Total	100.0

Weighted average maturity - 35 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2005.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	September 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2005